Income taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax expense (benefit) at statutory income tax rate of 12.5%	$ 409,023	$ (125,303)	$ 143,490
Foreign rate differential	6,025	13,701	6,279
Valuation allowance	(49,149)	(32,115)	11,421
Other reconciling items	14,275	(20,380)	1,347
Remeasurement of deferred taxes	(43,806)	0	0
Gains not taxable	(45,312)	0	0
Total changes	(117,967)	(38,794)	19,047
Income tax expense (benefit)	$ 291,056	$ (164,097)	$ 162,537
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Income tax expense (benefit) at statutory income tax rate of 12.5%	12.50%	12.50%	12.50%
Foreign rate differential	0.20%	(1.30%)	0.60%
Other reconciling items	0.40%	2.00%	0.10%
Remeasurement of deferred taxes	(1.30%)	0.00%	0.00%
Gains not taxable	(1.40%)	0.00%	0.00%
Valuation allowance	(1.50%)	3.20%	1.00%
Total changes	(3.60%)	3.90%	1.70%
Income tax expense (benefit)	8.90%	16.40%	14.20%
Non-deductible expenses	$ 6,000	$ 8,000	$ 19,000
Withholding taxes	13,000
Consolidation of group		22,000
Other items	$ 5,000	$ 7,000	1,000
Non-taxable income			$ 19,000